NUCLEAR FUEL INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
NUCLEAR FUEL INVENTORY
Schedule of composition of the long-term stock of nuclear fuel

	12/31/2020	12/31/2019
Current
Elements ready	428,340	538,827
	428,340	538,827
Non-current
Elements ready	657,083	251,811
Uranium concentrate	220,135	204,116
In progress - nuclear fuel	387,562	384,623
	1,264,780	840,550

TOTAL	1,693,120	1,379,377